Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2014. No financial assets or liabilities were measured at fair value on a recurring basis at December 31, 2015.

	December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Derivative liability—WCAS	$56	—	—	56
Derivative liability—Capital Royalty Partners	387	—	—	387

Total liabilities	$443	—	—	443

Fair Value Using Significant Unobservable Inputs (Level 3)

The following table presents the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), as of March 31, 2016:

Balance, December 31, 2015	—
Issuance of Private Company Series AB preferred warrant	$4,000
Increase for fair value adjustment of warrant liability	593
Decrease for fair value adjustment of exercised warrant	(1,472)

Balance, March 31, 2016	3,121

The following table presents the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), as of December 31, 2014 and 2015:

Balance, December 31, 2013	$1,262
Decrease for fair value adjustment of derivative liability—Capital Royalty	(208)
Decrease for fair value adjustment of derivative liability—WCAS	(594)
Decrease for fair value adjustment of warranty liability	(17)

Balance, December 31, 2014	$443
Decrease for fair value adjustment of derivative liability—Capital Royalty	(387)
Decrease for fair value adjustment of derivative liability—WCAS	(56)

Balance, December 31, 2015	—

Summary of Financial Assets Recognized at Fair Value

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2016. No financial assets or liabilities were measured at fair value on a recurring basis at December 31, 2015.

	Fair Value as of March 31, 2016
	Total	Level 1	Level 2	Level 3
	(In thousands)
Derivative Liability—Warrant	$3,121	$—	$—	$3,121

Total	$3,121	$—	$—	$3,121